Long-Term Deposits (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of long-term deposits
	June 30, 2021	December 31, 2020
	(Unaudited)
Rental deposits	$149,175	$149,175
Prepayments for equipment	147,050	147,050
	$296,225	$296,225